Organization and Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation

a. Basis of Presentation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries. All intercompany transactions have been eliminated upon consolidation. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”). The Company’s fiscal year end is December 31.

The unaudited consolidated financial statements and related footnotes have been prepared on the same basis as the audited consolidated financial statements and, in the opinion of the Company’s management, reflect all adjustments, which consist only of normal recurring adjustments, necessary for the fair statement of those consolidated financial statements and related footnotes for interim periods.

All share-related disclosures, including par value, share price, number of ordinary shares, preferred shares, share options, restricted shares, and warrants, exercise prices of share options, restricted shares, and warrants and related fair value per share, and net income (loss) per share calculations, have been recast to reflect the 2.5-for-1 reverse share split (See Note 16) for all periods presented.

Initial Public Offering

b. Initial Public Offering

On October 1, 2013, the Company completed an initial public offering (the “Offering”) of 8,165,000 shares of ordinary shares at a price of $10.00 per share, including 5,325,000 additional ordinary shares issued by the Company and 2,840,000 shares sold by existing shareholders. Accordingly, the Company received net proceeds of $46.9 million from the issuance of the ordinary shares in the offering after deducting underwriting discounts and commissions of $3.7 million and excluding other offering expenses of approximately $2.6 million.

Upon completion of the initial public offering on October 1, 2013, the Series A, B, B1 and B2 Convertible Preferred Shares automatically converted into 16,163,598 ordinary shares and the related carrying amounts were reclassified as additional paid-in capital. As these transactions occurred after September 30, 2013, they are not reflected in the unaudited consolidated financial statements as of and for the nine months period ended September 30, 2013. See Note 18 for discussion of the unaudited pro forma information.

Use of Estimates

c. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of net revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements mainly include share-based compensation, allowance for doubtful accounts, inventory write-down, allowance for deferred tax assets, provision for uncertain tax positions, and estimated useful lives of equipment and intangible assets.

Cash and Cash Equivalents	d. Cash and Cash Equivalents The Company considers all cash on demand and time deposits with original maturities of less than three months to be cash and cash equivalents.
Short-term Investments

e. Short-term Investments

Highly liquid investments with original maturities of greater than three months and less than one year are classified as short-term investments. For investments in financial instruments with variable interest rates indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and remeasured these investments subsequently at fair value. Changes in the fair value are reflected as interest income in the consolidated statements of operations and comprehensive income (loss).

The Company has revised the consolidated statements of cash flows for the year ended December 31, 2012 to present investment income of $141 as an operating cash inflow versus as an investing item. The impact of this revision is not material to the Company’s previously reported operating or investing cash flows, and had no impact on total cash flows.

Fair Market Value of Financial Instruments

f. Fair Market Value of Financial Instruments

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities.

The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The carrying amount reflected in the balance sheet for cash and cash equivalents, accounts receivable, prepaid and other current assets, accounts payable, accrued expenses and other current liabilities, approximate their fair value due to the short-term nature of these financial instruments. The fair market value of outstanding warrants that were exercised to purchase convertible preferred shares in June 2010 was classified as Level 3 financial instruments.

There were no financial assets and liabilities classified as Level 3 financial instruments as of December 31, 2011 and 2012 and September 30, 2013 (unaudited).

The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy as of December 31, 2011:

Items	As of December 31, 2011	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash	$16,438	$16,438	$—	$—
Time deposits with the maturity term below 3 months	6,905	6,905	—	—

	$23,343	$23,343	$—	$—

The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy as of December 31, 2012:

Items	As of December 31, 2012	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash	$12,175	$12,175	$—	$—
Time deposits with the maturity term below 3 months	9,405	9,405	—	—
Short-term investments	6,472	—	6,472	—

	$28,052	$21,580	$6,472	$—

The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy as of September 30, 2013 (unaudited):

	As of September 30, 2013	Fair value measure at reporting date using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash	$27,414	$27,414	$—	$—
Bank investment products readily convertible within the maturity term below 3 months	9,759	—	9,759	—
Time deposits with the maturity term below 3 months	4,008	4,008	—	—
Time deposits with the maturity term greater than 3 months but less than 1 year	50	50	—	—
Short-term investments	6,393	—	6,393	—

Total	$47,624	$31,472	$16,152	$—

As of December 31, 2012, and September 30, 2013, the investments measured at fair value by level 2 are issued by banks with variable interest rates indexed to performance of underlying assets, from 4.60% to 4.80% and from 3.20% (unaudited) to 4.60% (unaudited), respectively. Since these investments’ maturity dates are within one year, they are classified as short-term investments. To estimate the fair value of the short-term investments, the Company refers to the quoted rate of return provided by the bank at the end of each period using the discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

For the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, the Company recorded in the consolidated statements of operations and comprehensive income (loss) a change in the fair value of short-term investments in the amount of $0, $0, $141, $63 (unaudited) and $344 (unaudited), respectively.

For changes in the fair value of warrant liabilities for the year ended December 31, 2010 and assumptions used for the fair value measurement of the Level 3 warrant liabilities, please see Note 9.

Concentration of Credit Risks

g. Concentration of Credit Risks

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable.

As of December 31, 2011 and 2012, and September 30, 2013 (unaudited), substantially all of the Company’s cash and cash equivalents and short-term investments were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. The Company believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The Company has not experienced any losses on its deposits of cash and cash equivalents, and short-term investments.

The following table summarizes the percentage of the Company’s revenue and accounts receivable represented by distributors and customers with balances over 10% of total revenue:

	Year Ended December 31,			For the Nine Months Ended September 30,
Revenue	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Company A	21%	33%	9%	7%	7%
Company B	19%	9%	5%	6%	3%
Company C	33%	36%	18%	21%	8%
Company D	0%	0%	50%	43%	71%

	As of December 31,		As of September 30,
Accounts receivable	2011	2012	2013
			(unaudited)
Company B	18%	1%	2%
Company D	68%	89%	79%

The Company establishes credit limits for each distributor and customer and reviews such limits prior to product shipment. The Company has not experienced any credit loss from its distributors and customers.

Accounts Receivable and Allowance for Doubtful Accounts

h. Accounts Receivable and Allowance for Doubtful Accounts

The Company records its accounts receivable as invoiced. The Company performs ongoing assessments of the credit worthiness of its customers. The Company will establish an allowance for doubtful accounts based upon its assessment of the collectability of specific customer accounts. There was no allowance for doubtful accounts or any write-offs of accounts receivable for the years ended December 31, 2010, 2011 and 2012 and for the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited).

Inventories

i. Inventories

Inventories include work in progress and finished goods (which the Company defines as products that are completed and have passed final quality testing of production by third-party contract manufacturers, but have not necessarily been packaged), and are stated at the lower of cost or market. Cost is determined on a first-in, first-out basis. Inventory reserves are established based on estimated obsolescence or marketability of the specified inventory. The reserve that is established is equal to the difference between the cost of the inventory and the estimated realized value based upon management assumptions. These assumptions include estimates of future demand and market conditions in which the product is sold. Once the inventory is written down, a new cost basis is established and it is not reversed.

Property and Equipment

j. Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is provided on property and equipment over the estimated useful lives ranging from three to five years on a straight-line basis. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or lease terms. Repairs and maintenance are charged to expense as incurred. Useful lives by asset category are as follows:

Asset Category	Years
Office equipment	3-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Equipment	3-5 years
Furniture and fixtures	3-7 years

Intangible assets	k. Intangible assets Intangible assets include acquired assembled workforce and licenses and are amortized on a straight-line basis over their estimated useful lives, which range from 18 to 36 months.
Impairment of long-lived assets and intangible assets

l. Impairment of long-lived assets and intangible assets

For long-lived assets including amortizable intangible assets, the Company evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to be received from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. There were no impairments for long-lived assets and intangible assets for the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited).

Revenue Recognition

m. Revenue Recognition

The Company’s revenue is generated from the sale of its semiconductor solutions sold into the home entertainment and cloud computing markets. In the home entertainment market, the Company sells set-top box solutions which consist of highly integrated semiconductors and embedded software. The Company does not deliver software as a separate product in connection with the sale of the Company’s solutions nor is any software upgrade offered after the sale of the Company’s solutions.

The Company recognizes revenue only when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the price to the customer is fixed or determinable, and (iv) collection of the resulting receivable is reasonably assured.

The Company sells substantially all of its set-top solutions through third-party independent distributors under agreements allowing for pricing credits and/or rights of return. It sells substantially all of its memory interface products to memory module manufacturers. For direct sales to end customers, the Company recognizes revenue at the time of shipment to its end customers when all of the above criteria are met. For sales through distributors, the Company defers the recognition of revenue and related product costs until the sale and delivery by the distributor to the end customer occurs because returns or price adjustments cannot be reliably estimated due to rapid changes in technology, consumer preferences and prices. Upon shipment to the distributor, the Company records an accounts receivable from the distributors based on the amount it is entitled to bill the distributors according to contractual arrangements. This amount less related costs of products delivered is recorded as deferred margin, net on the consolidated balance sheet (See Note 1.o below). If the distributors’ margin to the end customer is greater/lower than the distributor’s margin agreed in the contractual agreement, the distributor will receive a debit/credit for the difference.

The Company does not accept product returns from customers except for returns to satisfy warranty claims (See Note 1.p below).

Cost of Revenue

n. Cost of Revenue

Cost of revenue includes cost of materials, such as wafers processed by third-party foundries, cost associated with packaging and assembly, test and shipping, cost of personnel, including share-based compensation, logistics and quality assurance, warranty cost, and write down of inventories.

Deferred Margin, Net

o. Deferred Margin, Net

The Company defers revenue recognition on sales to distributors until its products are sold by the distributors to end customers, which is when the selling price to the distributor is fixed or determinable. Deferred margin, net is calculated as: 1) deferred revenue that is recorded based on the amount of the sale price that the Company is entitled to bill the distributor at the time of shipment to the distributor based on terms of the distribution agreement, less 2) deferred cost of revenue, representing the costs of products shipped to the distributor.

Under the Company’s contract with LQW Technology Company Limited (“LQW”), which has been a distributor for the Company’s products since October 2011 and was the Company’s largest distributor in 2012 and the nine months ended September 30, 2013, the Company is entitled to bill only a portion of the total sale price at the time of shipment (deferred revenue), with the remainder billed upon sale by LQW to the end customer. Upon sale by LQW to the end customer, the Company bills the remaining sale price to LQW and recognizes this amount as revenue directly (rather than initially as deferred revenue) and also recognizes the previously deferred amount as revenue, as the sale price is fixed and determinable and all criteria for revenue recognition have been met.

For the Company’s other distributors, the Company is typically entitled to bill the entire sale price at the time of shipment, which is recorded as deferred revenue upon shipment and recognized as revenue when sales from the distributors to end customers occur.

The distributors resell the Company’s products to end customers at a range of individually negotiated prices based on a variety of factors, including the identity of the end customer and its historical relationship with the Company, the type of product sold and sales quantity. With reference to these factors, according to the terms of the Company’s distribution agreement with the distributor, the Company adjusts the original sale price to the distributor based on the actual resale price from the distributor to end customer. Primarily because of the uncertainty related to the final price, the Company defers recognition of revenue and cost of sales to distributors until the products are sold by the distributors to end customers. The amount of gross margin the Company recognizes in future periods may be more than or less than the originally recorded deferred margin, net as a result of any price adjustment. The Company records price adjustments against deferred margin, net at the time of the distributor’s sale to the end customer.

For the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, the total net price adjustments were a downward adjustment of $1,424, or 4.9% of total revenue, an upward adjustment of $341, or 0.7% of total revenue, and a downward adjustment of $256, or 0.3% of total revenue, a downward adjustment of $195 (unaudited), or 0.4% of total revenue and a downward adjustment of $453 (unaudited), or 0.6% of total revenue, respectively. The decreasing trend in total price adjustments was primarily due to increased sales of solutions that had relatively stable pricing and an increasing proportion of sales to LQW for which the majority of the sale price was billed at the time LQW completed its sales to the end customer. For the portion of sales to LQW that the Company bills at the time LQW completes the sale to the end customer, the Company records the billed amount directly to revenue. Therefore, no price adjustment is necessary.

Deferred cost of revenue, a component of deferred margin, net, is stated at the lower of cost or market value. The Company evaluates whether its deferred cost of revenue has been impaired based on expected net cash flows to be received for the deferred items. There was no impairment for deferred cost of revenue for the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited).

Warranty

p. Warranty

The Company provides a one-year product warranty. The Company establishes a reserve for the estimated cost of the product warranty at the time revenue is recognized. The reserves established are regularly monitored based upon historical experiences and any actual claims are charged against the reserve. Warranty reserves are recorded as a cost of net revenue. The warranty cost incurred during the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013 were $211, $75, $255, $37 (unaudited) and $128 (unaudited), respectively.

Research and Development Expense

q. Research and Development Expense

Research and development costs are expensed when incurred and consist primarily of personnel-related expenses, including salaries, bonuses, share-based compensation and employee benefits. Research and development expense also includes new product engineering mask costs, prototype integrated circuit packaging and test costs, computer-aided design software license costs, intellectual property license costs, reference design development costs, development testing and evaluation costs and depreciation expense.

Government Funded Research and Development Projects

r. Government Funded Research and Development Projects

The Company participates in research and development projects which are funded by the People’s Republic of China (“PRC”) government under agreed upon written agreements. Under these government funded projects, the Company records the government funds as accrued liabilities when received and such funds are subsequently recognized as a reduction to expenses in the period when the Company has reasonable assurance that it has complied with the conditions attached to the agreement. This is typically after the Company passes a review process. If an agreement does not carry any conditions, the Company records the amount as a reduction of research and development expense in the period the cash is received. For government funds specifically approved for the purchase of depreciable assets, the related funds received are recorded as a reduction to the carrying value of the related assets. For the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, the Company recorded $0, $0, $1,025, $1,025 (unaudited) and $396 (unaudited) government funding as a deduction to expense, respectively. For the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited), the Company has not incurred or recorded any reduction to the carrying value of the related assets. As of December 31, 2011 and 2012 and September 30, 2013, the Company has recorded an accrued liability for cash funding received from the PRC government of $3,273, $3,055, and $3,893 (unaudited), respectively, because the government had not commenced its review of the research and development projects qualified for funding at the end of the respective periods.

Operating Leases	s. Operating Leases The Company records rent expense on a straight-line basis over the lease term. Any difference between rent expensed and rent paid is recorded as deferred rent.
Share-Based Compensation

t. Share-Based Compensation

The Company has adopted a share incentive plan under which options to purchase ordinary shares (“Share Options”) and Restricted Share Awards (“RSA”) have been granted to employees, consultants and directors.

Under the plan, the Company is authorized to issue equity awards equal to 6,566,544 ordinary shares as of December 31, 2012 and September 30, 2013 (unaudited), respectively. Share Options granted expire ten years from the date of grant and generally vest over four years, with 25% on the first anniversary of the date of grant and monthly thereafter over the remaining vesting period. RSAs have various vesting periods determined by the plan administrator, and generally vest over four years, with 25% on each anniversary of the vesting commence date.

The Company recognizes a compensation expense for Share Options and RSAs granted to employees based on their estimated fair value on the grant date on a straight-line basis over the requisite service period, which is the period during which the employee is required to provide services in exchange for the award. The Company uses the Black-Scholes option pricing model to determine the fair value of the Share Options granted and RSA’s fair value is determined based on the fair value of the Company’s ordinary shares on grant date.

The fair value of options granted to non-employees is determined using the Black-Scholes option pricing model. The fair value of unvested options and restricted shares granted to non-employees is re-measured at each reporting period until the options and restricted shares are fully vested.

Sales, General and Administrative Expense

u. Sales, General and Administrative Expense

Sales, general and administrative expense primarily includes personnel-related expenses, including salaries, bonuses, share-based compensation and employee benefits. Sales, general and administrative expense also includes field application engineering support, commissions to independent sales representatives, travel costs, professional and consulting fees, legal fees, trade shows, depreciation expense and occupancy costs.

Income Taxes

v. Income Taxes

The Company accounts for income taxes using the asset and liability approach. Deferred tax assets and liabilities are recorded for the tax consequences attributable to the differences between the carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using tax rates enacted and expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled.

Deferred tax assets are reduced by a valuation allowance if, based on available evidence, it is considered that it is more likely than not that some portion of or all of the deferred tax assets will not be realized. In making such determination, the Company considers factors including future reversals of existing taxable temporary differences, future profitability and tax planning strategies. If events were to occur in the future that would allow the Company to realize more of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred. If events were to occur in the future that would require the Company to realize less of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the valuation allowance against deferred tax assets that would decrease income for the period when those events occurred. Significant management judgment is required in determining income tax expense and deferred tax assets and liabilities.

The Company applies the authoritative guidance for the accounting for uncertainty in income taxes. The guidance requires that the tax effect of a position be recognized only if it is “more likely than not” to be sustained based solely on the technical merits of tax laws and regulations as of the reporting date. The Company assesses its tax position and benefits by evaluating numerous factors which may require periodic adjustment. The Company’s financial statements reflect only those tax positions that are more likely than not to be sustained under examination.

Comprehensive Income (Loss)

w. Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Other comprehensive income (loss) includes certain changes in equity that are excluded from net income (loss), such as the differences for translation of subsidiaries’ financial statements where the United States dollar (“USD”) is not their functional currency.

Net Income (Loss) Per Share

x. Net Income (Loss) Per Share

The Company follows the authoritative guide that establishes a two class method for calculating net income (loss) per share. Under the two class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The guidance requires earnings available to ordinary shareholders, after deducting preferred shares dividends, be allocated between ordinary and preferred shareholders based on each shareholders’ respective rights to dividends, whether or not declared. Basic net income (loss) is calculated by dividing net income (loss) allocable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted net income (loss) per share is calculated under the as-if-converted method unless the conversion of the preferred shares is anti-dilutive to basic net income per share. Diluted net income (loss) per share is calculated by dividing the net income (loss) allocable to ordinary shareholders by the weighted average number of ordinary shares outstanding, adjusted for the effects of potentially dilutive ordinary shares, which are comprised of share options, restricted shares and convertible preferred shares. The guidance does not require the presentation of basic and diluted net income (loss) per share for securities other than ordinary shares, therefore net income (loss) per share pertain only to the Company’s ordinary shares.

Foreign Currency Translation

y. Foreign Currency Translation

The functional currency of the Company and its subsidiaries incorporated in the U.S. and Cayman Islands is the USD. The functional currency of the Company’s three subsidiaries incorporated in Hong Kong is USD as i) two of them, Montage Semiconductor Hong Kong Company Limited and Montage Technology Hong Kong Company Limited, are holding companies with limited cash flows and their cash, paid-in capital and long-term investment are denominated in USD and ii) Montage Technology Company Limited (“MT Company”) historically was responsible for a majority of sales and purchases with external third parties and other group companies. MT Company enters into sale and purchase contracts in USD and settles related receivables and payables in USD. In addition, inter-company charges between MT Company and the Company or its subsidiaries are also denominated and settled in USD. The Company concluded that the primary economic environment in which MT Company operates is in USD. The functional currency of the Company’s subsidiaries incorporated in the PRC, which are mainly for research and development activities of the Company, is the Renminbi (“RMB”) as a majority of their purchases and research and development expenses are denominated and settled in RMB. The functional currency of the Company’s subsidiary incorporated in Taiwan is Taiwan dollars. After the Company’s subsidiary incorporated in Macao was established in June 2013, substantially all of the business transaction under MT Company described above is being conducted by the subsidiary in Macao. The Company determined that the functional currency for the subsidiary in Macao is USD as the primary economic environment in which it operates is in USD.

Monetary assets and liabilities in currency denomination other the functional currency are translated into the functional currency at the rate of exchange in effect at the balance sheet date. Transactions in currencies other than the functional currency during the reporting period are converted into the functional currency at the applicable exchange rate on the day the transaction occurred. Gains and losses resulting from the translation are included in other income (expense), net. For the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, foreign exchange loss (gain) was $269, $495, $126, $(61) (unaudited) and $320 (unaudited), respectively.

The Company has chosen the USD as the reporting currency. For the subsidiaries whose functional currency is not the USD, their assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, and expenses, gains, and losses are translated using the average exchange rate for the reporting period. Foreign currency translation adjustments are accounted for as accumulated comprehensive income, which is a component of shareholders’ deficit.

Appropriations to Statutory Reserves

z. Appropriations to Statutory Reserves

In accordance with the relevant PRC regulations, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after-tax profit, after the recovery of accumulated deficit reported under PRC accounting standards, to the general reserve until the general reserve has reached 50% of the registered capital of each subsidiary in PRC. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends. For the years ended December 31, 2010, 2011 and 2012 and for the nine months ended September 30, 2012 and 2013, the appropriations to statutory reserves for profit making subsidiaries in PRC were $0, $610, $130, $0 (unaudited) and $0 (unaudited), respectively.

Employee Benefit Plan

aa. Employee Benefit Plan

The Company’s subsidiaries incorporated in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s subsidiaries in PRC to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations. The Company’s subsidiaries in the PRC have no further commitments beyond their monthly contributions. For the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, the Company’s subsidiaries in the PRC contributed a total of $1,111, $1,558, $2,339, $1,692 (unaudited) and $2,327 (unaudited), respectively, to these funds.

The Company’s subsidiaries in Hong Kong and Taiwan contribute to pension funds administrated by independent third parties and have no further payment obligations once the contributions have been paid. The contributions to the schemes are based on a fixed percentage of the employees’ relevant income per month and are expensed as incurred. The Company has no legal or constructive obligation to pay further contributions if the funds do not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. For the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, the Company’s subsidiaries in Hong Kong and Taiwan contributed a total of $0, $0, $10, $0 (unaudited) and $88 (unaudited), respectively, to these funds.

The Company’s subsidiary in the United States does not participate in any pension or similar employee saving plans.

Recent Accounting Pronouncements

bb. Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.” This update requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This update is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The adoption of this update did not have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles—Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment.” The update applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Per the update, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if financial statements for the most recent annual or interim period have not yet been issued. The adoption of this update did not have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The adoption of this update did not have a material impact on the Company’s consolidated financial statements.

In March 2013, the FASB issued ASU 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”. This update provides that when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to apply the guidance in Subtopic 830-30 to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. Additionally, the amendments in this update clarify that the sale of an investment in a foreign entity includes both (1) events that result in the loss of a controlling financial interest in a foreign entity (that is, irrespective of any retained investment) and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. This update is effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The Company is currently evaluating the impact on its financial statements of adopting this update.

On April 22, 2013, the FASB issued Accounting Standards Update No. 2013-07, Presentation of Financial Statements (Topic 205): Liquidation Basis of Accounting. This guidance addresses when and how an entity should apply the liquidation basis of accounting. The amendments in this Update are being issued to clarify when an entity should apply the liquidation basis of accounting. In addition, the guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. The amendments apply to all entities that issue financial statements that are presented in conformity with U.S. GAAP except investment companies that are regulated under the Investment Company Act of 1940 (the 1940 Act). The amendments are effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. Entities should apply the requirements prospectively from the day that liquidation becomes imminent. Early adoption is permitted. The adoption of this update is not expected to have a material impact on the Company’s consolidated financial statements.

On July 18, 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (Income Taxes—Topic 740). This Update applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. For example, an entity should not evaluate whether the deferred tax asset expires before the statute of limitations on the tax position or whether the deferred tax asset may be used prior to the unrecognized tax benefit being settled. The amendments in this Update do not require new recurring disclosures. The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company is currently evaluating the impact on its financial statements of adopting this update.